Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 11,058	£ 10,860
Charge for the year	(1,017)	(954)	£ (988)
Impairment losses	669	203	327
Property, plant and equipment at end of period	10,348	11,058	10,860
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,488	21,719
Exchange adjustments	(705)	362
Additions through business combinations	360
Other additions	1,280	1,358
Capitalised borrowing costs	25	21
Disposals and write-offs	(573)	(583)
Reclassifications	(69)	(67)
Transfer to assets held for sale	(1,037)	(322)
Property, plant and equipment at end of period	21,599	22,488	21,719
Cost [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		(170)
Cost [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,318
Property, plant and equipment at end of period		22,318
Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,767)	(10,296)
Exchange adjustments	270	(172)
Charge for the year	(1,017)	(954)
Disposals and write-offs	399	478
Transfer to assets held for sale	636	177
Property, plant and equipment at end of period	(10,407)	(10,767)	(10,296)
Depreciation and amortisation [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		72
Depreciation and amortisation [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,695)
Property, plant and equipment at end of period		(10,695)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(663)	(563)
Exchange adjustments	30	(13)
Disposals and write-offs	115	91
Impairment losses	(679)	(205)
Reversal of impairments	10	7
Transfer to assets held for sale	343	20
Property, plant and equipment at end of period	(844)	(663)	(563)
Impairment [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(663)
Property, plant and equipment at end of period		(663)
Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,430)
Property, plant and equipment at end of period	(11,251)	(11,430)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,404	4,270
Property, plant and equipment at end of period	4,037	4,404	4,270
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,811	7,467
Exchange adjustments	(254)	150
Additions through business combinations	149
Other additions	42	33
Disposals and write-offs	(34)	(90)
Reclassifications	243	403
Transfer to assets held for sale	(261)	(152)
Property, plant and equipment at end of period	7,632	7,811	7,467
Land and buildings [member] | Cost [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		(64)
Land and buildings [member] | Cost [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,747
Property, plant and equipment at end of period		7,747
Land and buildings [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,233)	(3,036)
Exchange adjustments	74	(61)
Charge for the year	(265)	(268)
Disposals and write-offs	19	77
Transfer to assets held for sale	159	55
Property, plant and equipment at end of period	(3,216)	(3,233)	(3,036)
Land and buildings [member] | Depreciation and amortisation [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		30
Land and buildings [member] | Depreciation and amortisation [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,203)
Property, plant and equipment at end of period		(3,203)
Land and buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(174)	(161)
Exchange adjustments	13	(8)
Disposals and write-offs	2	10
Impairment losses	(312)	(16)
Reversal of impairments	2	1
Transfer to assets held for sale	90
Property, plant and equipment at end of period	(379)	(174)	(161)
Land and buildings [member] | Impairment [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(174)
Property, plant and equipment at end of period		(174)
Land and buildings [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,407)
Property, plant and equipment at end of period	(3,595)	(3,407)
Plant, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,582	4,132
Property, plant and equipment at end of period	4,425	4,582	4,132
Plant, equipment and vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,537	11,751
Exchange adjustments	(381)	187
Additions through business combinations	177
Other additions	154	190
Disposals and write-offs	(528)	(440)
Reclassifications	919	1,016
Transfer to assets held for sale	(711)	(167)
Property, plant and equipment at end of period	12,061	12,537	11,751
Plant, equipment and vehicles [member] | Cost [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		(106)
Plant, equipment and vehicles [member] | Cost [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,431
Property, plant and equipment at end of period		12,431
Plant, equipment and vehicles [member] | Depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,534)	(7,260)
Exchange adjustments	196	(111)
Charge for the year	(752)	(686)
Disposals and write-offs	380	401
Transfer to assets held for sale	477	122
Property, plant and equipment at end of period	(7,191)	(7,534)	(7,260)
Plant, equipment and vehicles [member] | Depreciation and amortisation [member] | IFRS 16 adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Implementation of IFRS 16		42
Plant, equipment and vehicles [member] | Depreciation and amortisation [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,492)
Property, plant and equipment at end of period		(7,492)
Plant, equipment and vehicles [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(421)	(359)
Exchange adjustments	11	(4)
Disposals and write-offs	77	59
Impairment losses	(329)	(143)
Reversal of impairments	8	6
Transfer to assets held for sale	209	20
Property, plant and equipment at end of period	(445)	(421)	(359)
Plant, equipment and vehicles [member] | Impairment [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(421)
Property, plant and equipment at end of period		(421)
Plant, equipment and vehicles [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,955)
Property, plant and equipment at end of period	(7,636)	(7,955)
Assets in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,072	2,458
Property, plant and equipment at end of period	1,886	2,072	2,458
Assets in construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,140	2,501
Exchange adjustments	(70)	25
Additions through business combinations	34
Other additions	1,084	1,135
Capitalised borrowing costs	25	21
Disposals and write-offs	(11)	(53)
Reclassifications	(1,231)	(1,486)
Transfer to assets held for sale	(65)	(3)
Property, plant and equipment at end of period	1,906	2,140	2,501
Assets in construction [member] | Cost [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,140
Property, plant and equipment at end of period		2,140
Assets in construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(68)	(43)
Exchange adjustments	6	(1)
Disposals and write-offs	36	22
Impairment losses	(38)	(46)
Transfer to assets held for sale	44
Property, plant and equipment at end of period	(20)	(68)	£ (43)
Assets in construction [member] | Impairment [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(68)
Property, plant and equipment at end of period		(68)
Assets in construction [member] | Depreciation, amortisation, and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(68)
Property, plant and equipment at end of period	£ (20)	£ (68)